Corporate Income Taxes- Additional Information (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Jun. 30, 2021	Nov. 30, 2016
2016 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency		$ 176
2011 to 2015 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency			$ 1,025
2014 and 2015 taxation year [Member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency	$ 173
2016 and 2017 taxation year [Member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency	$ 300